Equity - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	Feb. 28, 2017 $ / shares shares	Feb. 28, 2017 $ / shares shares	Sep. 04, 2020 $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 03, 2019 shares	Mar. 31, 2019 $ / shares	Nov. 07, 2018 shares	May 08, 2018 shares
Par value per shares | $ / shares			$ 0.01
Amount of shares authorized				$ 5	$ 5,000,000	$ 5,000,000
Bottom of Range
Number of shares issued	15,000,000	15,000,000
Top of Range
Number of shares issued									40,000,000
Initial Public Offering
Number of shares issued							5,893,206		6,000,000
Offering price per share | (per share)	$ 7.03	$ 41.72
Ordinary Shares
Par value per shares | $ / shares								$ 10
Number of shares issued							29,466,030
Ordinary Shares | Initial Public Offering
Number of shares issued										30,000,000